Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of comprehensive income - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Selling expenses	$ 36,000
General and administrative expenses	605,795	1,052,619
Financial expenses	114,980	(43)
Loss from operation	756,775	1,052,576
Other income:
Share of income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(3,957,606)	1,499,211
Income before income tax expense	(4,714,381)	446,635
Income tax expense
Net income	(4,714,381)	446,635
Other Comprehensive loss
Foreign currency translation (loss) income	(893,208)	(59,682)
Total comprehensive income	$ (5,607,589)	$ 386,953